INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Rental Income	$ 1,741,309	$ 1,378,763	$ 5,648,014	$ 4,934,201
Cost of Property Repairs and Maintenance	515,560	401,236	1,684,431	1,552,051
Depreciation, Depletion and Amortization, Nonproduction	441,725	325,416	1,334,555	1,162,312
Net Income (Loss) Attributable to Parent, Total	$ (364,678)	$ (377,880)	(1,772,354)	(1,795,861)
Acquisition-related Costs [Member]
Rental Income			109,088	698,976
Cost of Property Repairs and Maintenance			43,070	366,809
Acquisition Costs, Period Cost			147,099	375,780
Depreciation, Depletion and Amortization, Nonproduction			21,721	118,180
Net Income (Loss) Attributable to Parent, Total			$ 102,802	$ 161,793